Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,574
Ending balance	1,705	$ 2,574
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,776	10,636
Capital expenditures	103	168
Acquisitions		1
Dispositions	(52)	(10)
Transfers to asset held for sale	(423)
Net decommissioning dispositions	(16)	(19)
Ending balance	10,388	10,776
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,202)	(7,817)
Depletion and depreciation	(236)	(288)
Impairments	(658)	(107)
Dispositions	41	10
Transfers to asset held for sale	346
Ending balance	(8,709)	(8,202)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,679
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,602	10,463
Capital expenditures	102	167
Acquisitions		1
Dispositions	(52)	(10)
Transfers to asset held for sale	(423)
Net decommissioning dispositions	(16)	(19)
Ending balance	10,213	10,602
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,066)	(7,695)
Depletion and depreciation	(221)	(274)
Impairments	(658)	(107)
Dispositions	41	10
Transfers to asset held for sale	346
Ending balance	(8,558)	(8,066)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	174	173
Capital expenditures	1	1
Ending balance	175	174
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(136)	(122)
Depletion and depreciation	(15)	(14)
Ending balance	$ (151)	$ (136)